Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Cash	￦	14,070	17,941
Other demand deposits		1,780,548	1,712,130
Short-term deposits classified as cash equivalents		1,107,687	548,611
Short-term investments classified as cash equivalents		1,440,582	104,297

	￦	4,342,887	2,382,979